Summary of Significant Accounting Policies - Supplemental Cash Flow Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Interest	$ 5,904,000	$ 4,639,000	$ 6,162,000
Income taxes	1,634,000	4,973,000	7,006,000
Capital lease obligations incurred	$ 8,200,000		$ 200,000